Segments - Assets (Details) - USD ($)	Jun. 30, 2021	Jun. 30, 2020
Segment Reporting Information [Line Items]
Total assets	$ 40,875,828	$ 63,349,434
Holding companies
Segment Reporting Information [Line Items]
Total assets	133,427	216,240
Fresh meat
Segment Reporting Information [Line Items]
Total assets	24,580,812	44,857,432
Feed raw materials
Segment Reporting Information [Line Items]
Total assets	15,633,213	17,633,125
Grocery stores
Segment Reporting Information [Line Items]
Total assets	$ 528,376	$ 642,637